Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5—PROPERTY AND EQUIPMENT

Property and equipment comprise the following (in thousands):

	December 31,
	2016	2015
Computer and office equipment	$532	$532
Laboratory equipment	1,108	1,894
Leasehold improvements	523	523

	2,163	2,949
Less: Accumulated depreciation and amortization	(2,054)	(2,616)

Total property and equipment, net	$109	$333

Depreciation and amortization expense was $0.2 million, $0.3 million and $0.4 million for the years ended December 31, 2016, 2015 and 2014, respectively.